Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2021	2022
	US$	US$
PRC	4,877,143	2,122,560
USA	725,388	34,623
Total	5,602,531	2,157,183